Contractual Commitments - Granted Guarantees - Additional Information (Detail) - Granted Guarantees [member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of geographical areas [line items]
Issued letters of credit	$ 223
Assumed other commitments	$ 42